Land Use Right, Net - Schedule of Land Use Right, Net (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)
Land Use Right Net [Abstract]
Land in Ningxiang, Changsha City	¥ 38,920		¥ 38,920
Less: accumulated amortization	5,199		4,226
Land use right, net	¥ 33,721	$ 4,937	¥ 34,694